UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

BNY Mellon Investment Funds I
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Global Fixed Income Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Global Fixed Income Fund

SEMIANNUAL REPORT June 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Global Fixed Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Global Fixed Income Fund (formerly, Dreyfus Standish Global Fixed Income Fund), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by portfolio managers David Leduc, CFA, Brendan Murphy, CFA, and Scott Zaleski, CFA, of Mellon Investments Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Global Fixed Income Fund’s (formerly, Dreyfus/Standish Global Fixed Income Fund) Class A shares achieved a total return of 6.29%, Class C shares returned 5.86%, Class I shares returned 6.38%, and Class Y shares returned 6.42%.1 In comparison, the Bloomberg Barclays Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, produced a total return of 6.00% for the same period.2

Global bond markets posted positive returns during the reporting period, amid low interest rates and accommodative central bank policies. The fund’s relative performance versus the Index was mainly due to successful security selection and asset allocation decisions.

The Fund’s Investment Approach

The fund seeks to maximize total return, while realizing a market level of income consistent with preserving principal and liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar- and non-U.S. dollar-denominated, fixed-income securities of governments and companies located in various countries, including emerging markets. The fund invests principally in bonds, notes, mortgage-related securities, asset-backed securities, floating-rate loans (limited to up to 20% of the fund’s net assets) and other floating-rate securities and Eurodollar and Yankee dollar instruments. The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund may invest up to 25% of its assets in emerging markets generally and up to 7% of its net assets in any single emerging-market country.

We focus on identifying undervalued government bond markets, currencies, sectors, and securities and de-emphasize the use of interest-rate forecasting. We look for fixed-income securities with the potential for credit upgrades, unique structural characteristics, or innovative features. We select securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, by focusing on sectors and individual securities that appear to be relatively undervalued, and by actively trading among sectors.

Supportive Central Bank Policies Bolster Returns

Bonds produced strong returns over the six-month period, in an environment of moderate economic growth and supportive policies from the U.S. Federal Reserve (the “Fed”), and other central banks around the world. Prior to the start of the year, concerns over tightening in the face of unsupportive data by the Fed, and the conclusion of quantitative easing programs by the European Central Bank (ECB) and Bank of Japan (BOJ) roiled fixed-income markets. In January, the environment turned a

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

corner, when Chair Jerome Powell made comments that the Fed would be patient and flexible with the pace of future interest-rate increases. Soon after, the ECB and the BOJ made statements indicating they would continue to support growth if needed, and rates would likely stay lower for longer. This reassured investors, as did progress toward a trade resolution between the U.S. and China.

Interest rates generally fell during the six-month reporting period, supporting U.S. Treasury returns. After significant widening of spreads at the end of 2018, tightening occurred across many asset classes during the period, allowing risk assets to perform well, with corporate debt leading the broader market. Emerging-market and European-periphery sovereign debt also benefited from the environment. In May, equity markets sputtered due to resurfacing trade issues, causing investors to seek “safe-haven” assets, depressing U.S. Treasury yields, and providing an additional boost to prices of fixed-income instruments. The Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates during its May meeting. Bond markets enjoyed strong returns through the end of the six months.

Successful Security Selection and Allocation Bolstered Fund Performance

The fund’s performance relative to the Index was helped by security selection, asset allocation decisions, and yield-curve positioning. A position in General Electric performed well. Investors have reacted favorably to recent governance changes at the organization. Credits issued by Royal Bank of Scotland Group, particularly those farther down in the credit structure, were also beneficial. Selections within emerging-market sovereign debt were also favorable. Frontier markets such as Kenya, Ghana, and Nigeria all provided a tailwind to performance. In addition to credits from frontier markets, overall allocations to emerging-market debt were beneficial, as were allocations to European-periphery countries. The portfolio’s underweight position in mortgage-backed securities was helpful, as was a small allocation to corporate high yield credit. Yield-curve positioning in Australia was also beneficial.

Conversely, a position in inflation-linked notes underperformed in the low-inflation environment. An overweight position to asset-backed securities also provided a headwind to results, as the sector underperformed the broader market during the period. Lastly, underweight duration positioning within Canada detracted from results.

At times during the reporting period, the fund employed forward contracts, futures contracts, and swap options to establish its interest-rate and currency exposures.

Constructively Positioned and Cautiously Optimistic

It is our belief that trade policies can affect the global economy. We think evidence of this is already present, particularly when looking at the Chinese economy. Demand generated by trade between countries affects the world. We believe that current central bank policies, which are supportive of and willing to preserve economic growth, can continue to buoy asset prices and global expansion. However, we are aware of the risks inherent in fluctuating trade policies.

We are cautiously optimistic going into the second half of 2019 that central banks will remain accommodative of growth, and that this will be favorable for risk assets. At this time, we are wary of high valuations and looking for high-quality credits, in anticipation of a possible weakening of corporate earnings in the coming months. On a similar note, in Europe and its periphery, spreads tightened dramatically in the first half of this year, so we are cautiously watching for signs of reversal, despite the fact that the ECB may remain dovish. If the ECB continues or expands its asset purchases, we expect it to benefit the performance of European corporate credit and emerging-market debt. We are maintaining our current positions in asset-backed securities, as they lagged the broader market during the first half of the year and look relatively cheap compared to corporate debt.

July 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: FactSet. — The Bloomberg Barclays Global Aggregate Index (Hedged) is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed- and emerging-market issuers. Currency exposure is hedged to the U.S. dollar. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Fixed Income Fund from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.94	$7.86	$2.61	$2.30
Ending value (after expenses)	$1,062.90	$1,058.60	$1,063.80	$1,064.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.86	$7.70	$2.56	$2.26
Ending value (after expenses)	$1,020.98	$1,017.16	$1,022.27	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .77% for Class A, 1.54% for Class C, .51 % for Class I and .45% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0%
Australia - .2%
Australia, Sr. Unscd. Bonds, Ser. 50CI	AUD	1.00	2/21/2050	5,460,000	[b]	4,539,018
Driver Australia Four Trust, Ser. 4, Cl. A, 1 Month BBSW +.95%	AUD	2.19	8/21/2025	578,742	[c]	406,755
Driver Australia Three Trust, Ser. 3, Cl. A, 1 Month BBSW +1.70%	AUD	2.94	5/21/2024	1,385,665	[c]	977,310
					5,923,083
Austria - .1%
Suzano Austria, Gtd. Notes		7.00	3/16/2047	4,130,000	[d]	4,708,200
Belgium - 2.2%
Kingdom of Belgium, Unscd. Bonds, Ser. 74	EUR	0.80	6/22/2025	22,900,000	[d]	27,813,910
Kingdom of Belgium, Unscd. Bonds, Ser. 78	EUR	1.60	6/22/2047	32,955,000	[d]	43,611,544
					71,425,454
Canada - 4.8%
BMW Canada Auto Trust, Ser. 2018-1A, Cl. A3	CAD	2.82	4/20/2023	12,550,000	[d]	9,692,888
Canada, Unscd. Bonds	CAD	3.50	12/1/2045	19,500,000		20,667,424
Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Cl. A4		2.29	1/19/2022	6,275,000	[d]	6,279,470
CNH Capital Canada Receivables Trust, Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/2023	5,461,600	[d]	4,153,202
Export Development Canada, Sr. Unscd. Notes	CAD	1.80	9/1/2022	12,700,000		9,757,630
Ford Auto Securitization Trust, Ser. 2015-R4, Cl. A3	CAD	2.00	11/15/2020	2,289,972		1,748,199
Ford Auto Securitization Trust, Ser. 2017-R2, Cl. A2	CAD	1.42	4/15/2021	3,457,675		2,635,020
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/2023	4,550,000	[d]	3,484,239
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	8,175,000	[d]	6,308,961
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	10,425,000	[d]	8,081,276
GMF Canada Leasing Trust, Ser. 2017-1A, Cl. A3	CAD	2.47	9/20/2022	6,275,000	[d]	4,799,581
Golden Credit Card Trust, Ser. 2018-4A, Cl. A		3.44	10/15/2025	8,500,000	[d]	8,867,033
Master Credit Card Trust II, Ser. 2018-1A, Cl. A, 1 Month LIBOR +.49%		2.87	7/21/2024	10,950,000	[c,d]	10,941,312
MBarc Credit Canada, Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/2023	9,025,000	[d]	6,939,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
Canada - 4.8% (continued)
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	8,405,000	[d]	6,484,857
Province of Ontario Canada, Sr. Unscd. Notes	CAD	2.65	2/5/2025	10,500,000		8,352,052
Silver Arrow Canada, Ser. 2018-1A, Cl. A3	CAD	3.17	8/15/2025	14,450,000	[d]	11,256,777
Teck Resources, Gtd. Notes		6.25	7/15/2041	1,870,000		2,096,606
The Bank of Nova Scotia, Gtd. Notes	EUR	0.38	10/23/2023	6,940,000		8,102,634
Trillium Credit Card Trust II, Ser. 2018-2A, Cl. A, 1 Month LIBOR +.35%		2.75	9/26/2023	11,300,000	[c,d]	11,312,788
					151,961,389
Cayman Islands - .3%
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	2,045,000		2,422,984
CK Hutchison Finance 16 II, Gtd. Bonds	EUR	0.88	10/3/2024	5,185,000		6,033,685
					8,456,669
Chile - .4%
Bonos de la Tesoreria de la Republica en pesos, Unscd. Bonds	CLP	4.50	3/1/2021	8,890,000,000		13,550,601
China - 1.6%
China, Unscd. Bonds, Ser. 1827	CNY	3.25	11/22/2028	238,100,000		34,707,710
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	125,000,000		17,836,850
					52,544,560
Colombia - .3%
Colombia, Sr. Unscd. Bonds		4.00	2/26/2024	7,600,000		7,962,900
Egypt - .3%
Egypt, Sr. Unscd. Bonds	EUR	4.75	4/16/2026	3,000,000		3,436,475
Egypt, Sr. Unscd. Notes		6.13	1/31/2022	2,800,000		2,892,806
Egypt, Sr. Unscd. Notes		6.20	3/1/2024	1,550,000	[d]	1,616,976
					7,946,257
France - .7%
AXA, Sub. Notes	EUR	5.25	4/16/2040	3,500,000		4,146,240
Credit Agricole Home Loan SFH, Sr. Scd. Notes	EUR	0.05	8/29/2022	700,000		807,410
Credit Agricole Home Loan SFH, Sr. Scd. Notes	EUR	1.25	3/24/2031	6,700,000		8,416,021
French Republic, Unscd. Bonds	EUR	2.00	5/25/2048	7,050,000	[d]	10,326,341
					23,696,012
Germany - .8%
Allianz, Jr. Sub. Bonds	EUR	3.38	9/18/2024	3,100,000		3,872,664

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
Germany - .8% (continued)
Allianz, Sub. Notes	EUR	5.63	10/17/2042	4,300,000		5,727,175
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	EUR	0.38	4/23/2030	14,680,000		17,245,755
					26,845,594
Ghana - .2%
Ghana, Sr. Unscd. Bonds		7.88	3/26/2027	3,500,000	[d]	3,692,500
Ghana, Sr. Unscd. Bonds		8.13	1/18/2026	1,325,000		1,429,291
					5,121,791
Greece - .8%
Hellenic Republic, Sr. Unscd. Bonds	EUR	3.45	4/2/2024	4,600,000	[d]	5,752,026
Hellenic Republic, Sr. Unscd. Bonds	EUR	3.88	3/12/2029	5,900,000	[d]	7,535,775
Hellenic Republic, Unscd. Bonds	EUR	3.90	1/30/2033	9,525,000		12,156,783
					25,444,584
Hungary - .3%
Hungary, Sr. Unscd. Bonds	EUR	1.25	10/22/2025	6,840,000		8,272,212
Indonesia - .4%
Indonesia, Sr. Unscd. Notes	EUR	3.75	6/14/2028	6,900,000		9,387,855
Indonesia Asahan Aluminium, Sr. Unscd. Notes		5.23	11/15/2021	3,650,000	[d,e]	3,849,225
					13,237,080
Ireland - .2%
AerCap Ireland Capital, Gtd. Notes		4.50	5/15/2021	4,550,000		4,692,275
Ireland, Unscd. Bonds	EUR	2.00	2/18/2045	2,150,000		3,043,790
					7,736,065
Israel - .1%
Israel, Unscd. Bonds, Ser. 327	ILS	2.00	3/31/2027	12,975,000		3,803,427
Italy - 2.8%
Intesa Sanpaolo, Gtd. Notes	EUR	1.38	12/18/2025	6,500,000		7,996,056
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	0.95	3/15/2023	48,600,000		55,229,405
Italy Buoni Poliennali Del Tesoro, Unscd. Bonds	EUR	4.00	2/1/2037	18,300,000	[d]	24,922,585
					88,148,046
Ivory Coast - .1%
Ivory Coast, Sr. Unscd. Bonds	EUR	5.13	6/15/2025	1,600,000	[d]	1,903,087
Japan - 16.8%
Development Bank of Japan, Govt. Gtd. Bonds	JPY	1.70	9/20/2022	325,000,000		3,202,200
Development Bank of Japan, Govt. Gtd. Notes		3.13	9/6/2023	10,560,000	[d]	10,978,180
Japan, Sr. Unscd. Bonds, Ser. 61	JPY	0.70	12/20/2048	3,200,000,000		32,429,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
Japan - 16.8% (continued)
Japan (20 Year Issue), Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/2036	7,625,650,000		73,816,686
Japan (30 Year Issue), Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/2044	1,013,000,000		12,554,887
Japan (30 Year Issue), Sr. Unscd. Bonds, Ser. 59	JPY	0.70	6/20/2048	4,285,000,000		43,460,111
Japan Bank for International Cooperation, Govt. Gtd. Notes		3.38	10/31/2023	21,350,000		22,471,524
Japanese, Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/2024	6,202,665,000	[b]	59,261,793
Japanese, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/2025	6,287,805,900	[b]	60,223,680
Japanese, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	3,625,675,720	[b]	34,917,565
Japanese, Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/2027	6,751,139,492	[b]	65,305,243
Japanese, Sr. Unscd. Bonds, Ser. 23	JPY	0.10	3/10/2028	8,864,871,000	[b]	85,874,433
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	3,560,000	[d]	3,617,681
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	2,330,000	[d]	2,330,349
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	8,430,000	[d]	8,519,894
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	7,750,000	[d]	7,996,585
Takeda Pharmaceutical, Sr. Unscd. Bonds	EUR	3.00	11/21/2030	6,500,000		8,557,577
					535,518,228
Kazakhstan - .2%
KazMunayGas National, Sr. Unscd. Notes		6.38	10/24/2048	4,290,000		5,124,405
Kenya - .2%
Kenya, Sr. Unscd. Notes		7.25	2/28/2028	4,650,000	[d]	4,831,266
Luxembourg - .4%
Becton Dickinson Euro Finance, Gtd. Bonds	EUR	0.63	6/4/2023	2,980,000		3,415,956
E-Carat, Ser. 2016-1, Cl. A, 1 Month EURIBOR +.45%	EUR	0.07	10/18/2024	1,223,751	[c]	1,392,829
Gazprom OAO Via Gaz Capital, Sr. Unscd. Bonds	EUR	2.50	3/21/2026	4,150,000		4,895,709
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	2,000,000		2,448,952
					12,153,446

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
Mexico - .6%
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	3,950,000		3,515,500
Mexican Bonos, Sr. Unscd. Bonds, Ser. M20	MXN	7.50	6/3/2027	164,000,000		8,536,331
Petroleos Mexicanos, Gtd. Notes		5.50	1/21/2021	7,660,000		7,763,410
					19,815,241
Netherlands - 3.1%
ABN AMRO Bank, Gtd. Bonds	EUR	0.88	1/14/2026	9,200,000		11,182,942
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/2028	3,700,000		4,542,274
ABN AMRO Bank, Sub. Notes		4.75	7/28/2025	5,100,000	[d]	5,477,614
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/2026	6,180,000		7,343,385
Equate Petrochemical, Gtd. Notes		3.00	3/3/2022	5,295,000		5,296,197
Globaldrive Auto Receivables, Ser. 2016-A, Cl. A, 1 Month EURIBOR +.37% @ Floor	EUR	0.00	1/20/2024	596,381	[c]	678,495
Globaldrive Auto Receivables, Ser. 2016-B, Cl. A, 1 Month EURIBOR +.50%	EUR	0.11	8/20/2024	4,305,607	[c]	4,907,313
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/2023	1,400,000		1,664,488
ING Bank, Gtd. Notes	EUR	0.88	4/11/2028	6,400,000		7,774,627
ING Groep, Sub. Bonds	EUR	2.00	3/22/2030	4,600,000		5,424,474
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	5,200,000		6,390,891
SABIC Capital II, Gtd. Bonds		4.00	10/10/2023	10,200,000	[d]	10,620,750
VEON Holdings, Sr. Unscd. Notes		3.95	6/16/2021	8,050,000		8,085,661
Vonovia Finance, Gtd. Notes	EUR	1.63	12/15/2020	9,000,000		10,485,900
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	6,100,000		7,500,752
					97,375,763
Nigeria - .1%
Nigeria, Sr. Unscd. Notes		6.50	11/28/2027	4,100,000	[d]	4,115,301
Norway - .2%
Norway, Unscd. Bonds, Ser. 474	NOK	3.75	5/25/2021	61,700,000	[d]	7,572,180
Panama - .3%
Panama, Sr. Unscd. Bonds		4.00	9/22/2024	7,932,000		8,451,625
Peru - .2%
Peru, Sr. Unscd. Bonds	PEN	5.94	2/12/2029	20,455,000	[d]	6,773,669
Philippines - .1%
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	3,000,000		3,462,470
Qatar - .4%
Qatar, Sr. Unscd. Notes		3.38	3/14/2024	11,500,000	[d]	11,898,187
Romania - .2%
Romanian, Sr. Unscd. Notes	EUR	2.50	2/8/2030	5,745,000	[d]	6,946,404

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
Russia - .8%
Russian, Unscd. Bonds, Ser. 6212	RUB	7.05	1/19/2028	1,615,925,000		25,226,944
Saudi Arabia - .1%
Saudi Arabian Oil, Sr. Unscd. Notes		2.75	4/16/2022	3,150,000	[d]	3,180,359
Senegal - .1%
Senegal, Sr. Unscd. Bonds	EUR	4.75	3/13/2028	2,850,000		3,259,061
Singapore - .8%
Singapore, Sr. Unscd. Bonds	SGD	2.63	5/1/2028	31,000,000		24,070,824
South Africa - .2%
Republic of South Africa, Bonds, Ser. R186	ZAR	10.50	12/21/2026	94,145,000		7,560,341
South Korea - 3.2%
Korea Treasury Bond, Sr. Unscd. Bonds, Ser. 2812	KRW	2.38	12/10/2028	100,200,000,000		92,528,295
Korea Treasury Bond, Sr. Unscd. Bonds, Ser. 4903	KRW	2.00	3/10/2049	8,000,000,000		7,524,325
The Korea Development Bank, Sr. Unscd. Notes		3.00	3/19/2022	2,630,000		2,676,242
					102,728,862
Spain - 1.6%
Driver Espana Three FT, Ser. 3, Cl. A, 1 Month EURIBOR +1.05%	EUR	0.66	12/21/2026	956,008	[c]	1,089,700
Spain, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	28,250,000	[d]	43,679,094
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/2025	5,300,000	[e]	6,457,649
					51,226,443
Sri Lanka - .3%
Sri Lanka, Sr. Unscd. Notes		6.25	10/4/2020	3,025,000		3,066,573
Sri Lanka, Sr. Unscd. Notes		6.85	3/14/2024	2,825,000	[d]	2,890,197
Sri Lanka, Sr. Unscd. Notes		7.55	3/28/2030	4,975,000	[d]	4,988,237
					10,945,007
Supranational - 6.1%
Arab Petroleum Investments, Sr. Unscd. Notes		4.13	9/18/2023	9,760,000	[d]	10,228,759
Asian Development Bank, Sr. Unscd. Notes	NZD	3.50	5/30/2024	12,575,000		9,124,371
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	895,000		925,967
Corporation Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	8,250,000		8,407,905
European Investment Bank, Sr. Unscd. Bonds	CAD	1.25	11/5/2020	15,050,000	[d]	11,418,141
European Investment Bank, Sr. Unscd. Notes	EUR	0.63	1/22/2029	14,035,000		16,967,038

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
Supranational - 6.1% (continued)
European Investment Bank, Sr. Unscd. Notes	CAD	1.13	9/16/2021	8,500,000	[d]	6,433,875
European Investment Bank, Sr. Unscd. Notes	AUD	2.70	1/12/2023	17,225,000		12,670,190
European Union, Gtd. Notes	EUR	1.38	10/4/2029	25,500,000		32,913,938
International Bank for Reconstruction & Development, Sr. Unscd. Notes		1.88	4/21/2020	4,500,000		4,492,293
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	3.50	1/22/2021	50,675,000		35,061,583
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	951,180,000		13,578,541
Nordic Investment Bank, Sr. Unscd. Notes	NOK	1.38	7/15/2020	215,000,000		25,176,453
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	7,500,000		8,027,287
					195,426,341
Sweden - .2%
Skandinaviska Enskilda Banken, Sr. Scd. Bonds	EUR	0.15	2/11/2021	6,300,000		7,234,809
Switzerland - .2%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/2028	5,725,000	[d]	6,044,788
Thailand - .5%
Thailand, Sr. Unscd. Bonds	THB	2.13	12/17/2026	492,750,000		16,226,158
Turkey - .4%
Turkey, Sr. Unscd. Bonds	EUR	4.63	3/31/2025	2,850,000		3,236,814
Turkey, Sr. Unscd. Notes		7.50	11/7/2019	7,950,000		8,050,059
					11,286,873
Ukraine - .1%
Ukraine, Sr. Unscd. Notes		3.63	5/31/2040	5,245,000		3,774,512
United Arab Emirates - .3%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	4,650,000	[d]	5,117,502
DP World, Sr. Unscd. Notes		6.85	7/2/2037	4,040,000		5,086,037
					10,203,539
United Kingdom - 4.6%
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	2,675,000		2,805,406
Barclays, Sr. Unscd. Notes		4.97	5/16/2029	8,125,000		8,668,816
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	6,900,000		7,992,059
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%		3.29	12/22/2069	7,000,000	[c,d]	7,040,995

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
United Kingdom - 4.6% (continued)
Lloyds Banking Group, Sr. Unscd. Notes		3.10	7/6/2021	4,000,000		4,049,843
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/2027	6,305,000		6,428,480
Penarth Master Issuer, Ser. 2018-2A, Cl. A1, 1 Month LIBOR +.45%		2.83	9/18/2022	7,800,000	[c,d]	7,799,918
Royal Bank of Scotland Group, Sr. Unscd. Notes		3.88	9/12/2023	12,625,000		12,957,503
Santander UK Group Holdings, Sr. Unscd. Notes		3.57	1/10/2023	3,525,000		3,587,196
Silverstone Master Issuer, Ser. 2019-1A, Cl. 2A, 3 Month SONIO +.75%	GBP	1.46	1/21/2070	8,000,000	[c,d]	10,188,839
United Kingdom, Bonds	GBP	3.25	1/22/2044	35,550,000		61,713,583
United Kingdom, Unscd. Bonds	GBP	1.50	7/22/2047	10,355,000		13,231,601
					146,464,239
United States - 41.1%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/2026	1,616,000		1,747,935
Abbvie, Sr. Unscd. Notes		2.50	5/14/2020	3,200,000		3,199,894
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/2024	1,230,000		1,463,563
AEP Transmission, Sr. Unscd. Notes		3.10	12/1/2026	3,680,000		3,740,852
Amazon.com, Sr. Unscd. Notes		3.15	8/22/2027	11,875,000		12,487,889
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/1/2036	4,159,425	[d]	4,337,599
American International Group, Sr. Unscd. Notes		4.20	4/1/2028	2,790,000		2,984,349
AmeriCredit Automobile Receivables Trust, Ser. 2016-4, Cl. D		2.74	12/8/2022	3,300,000		3,313,414
AmeriCredit Automobile Receivables Trust, Ser. 2018-1, Cl. C		3.50	1/18/2024	8,375,000		8,603,181
Amgen, Sr. Unscd. Notes		3.88	11/15/2021	3,200,000		3,300,997
Andeavor Logistics, Gtd. Notes		3.50	12/1/2022	2,175,000		2,227,400
Anheuser-Busch InBev Worldwide, Gtd. Notes		4.00	4/13/2028	3,810,000		4,106,374
Apple, Sr. Unscd. Notes		3.25	2/23/2026	8,895,000		9,297,712
AT&T, Sr. Unscd. Notes	EUR	2.35	9/5/2029	300,000		380,102
Aventura Mall Trust, Ser. 2013-AVM, Cl. A		3.74	12/1/2032	2,305,000	[d]	2,338,787
Bank, Ser. 2018-BN13, Cl. A5		4.22	8/1/2061	3,300,000		3,692,580
Bank of America, Sr. Unscd. Notes		3.37	1/23/2026	3,375,000		3,483,291
Bank of America, Sr. Unscd. Notes		3.97	3/5/2029	5,895,000		6,306,764

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
United States - 41.1% (continued)
Bank of The West Auto Trust, Ser. 2019-1, Cl. A3	2.43	4/15/2024	8,171,000	[d]	8,193,670
Barclays Commercial Mortgage Securities Trust, Ser. 2013-TYSN, Cl. A2	3.76	9/1/2032	1,245,000	[d]	1,260,770
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PW10, Cl. AJ	5.78	12/1/2040	197,600		203,250
Branch Banking & Trust, Sub. Notes	3.63	9/16/2025	4,750,000		4,997,555
Bristol-Myers Squibb, Sr. Unscd. Notes	2.90	7/26/2024	5,010,000	[d]	5,123,298
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	3.46	12/15/2037	6,350,000	[c,d]	6,381,968
CarMax Auto Owner Trust, Ser. 2015-2, Cl. D	3.04	11/15/2021	1,000,000		1,000,010
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D	3.37	7/15/2024	1,360,000		1,379,362
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/2024	1,710,000	[d]	1,791,225
CCUBS Commercial Mortgage Trust, Ser. 2017-C1, Cl. A4	3.54	11/1/2050	7,326,000		7,765,627
Celgene, Sr. Unscd. Notes	2.88	8/15/2020	3,200,000		3,216,519
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. A, 1 Month LIBOR +1.12%	3.52	6/15/2034	9,000,000	[c,d]	9,000,000
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%	3.90	6/15/2034	3,400,000	[c,d]	3,400,000
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	3,935,000		4,082,562
Chrysler Capital Auto Receivables Trust, Ser. 2015-BA, Cl. C	3.26	4/15/2021	2,564,195	[d]	2,566,619
Cigna, Gtd. Notes	3.40	9/17/2021	3,200,000		3,262,459
CNH Equipment Trust, Ser. 2018-A, Cl. A4	3.30	4/15/2025	4,200,000		4,330,992
Comcast, Gtd. Notes	3.70	4/15/2024	4,000,000		4,246,263
Commercial Mortgage Trust, Ser. 2013-WWP, Cl. B	3.73	3/1/2031	1,225,000	[d]	1,288,384
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A3	3.78	4/1/2047	8,989,139		9,515,645
Conagra Brands, Sr. Unscd. Notes	3.80	10/22/2021	3,200,000		3,288,899
Concho Resources, Gtd. Notes	3.75	10/1/2027	3,750,000		3,888,309
Crown Castle International, Sr. Unscd. Notes	3.15	7/15/2023	3,150,000		3,211,935
CVS Health, Sr. Unscd. Notes	2.80	7/20/2020	3,200,000		3,208,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
United States - 41.1% (continued)
CVS Health, Sr. Unscd. Notes		4.30	3/25/2028	7,170,000		7,563,128
Daimler Finance North America, Gtd. Notes		1.50	7/5/2019	8,225,000	[d]	8,224,106
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B		2.47	10/24/2022	2,525,000	[d]	2,520,371
Dell Equipment Finance Trust, Ser. 2018-1, Cl. B		3.34	6/22/2023	2,090,000	[d]	2,125,684
Dell Equipment Finance Trust, Ser. 2018-2, Cl. B		3.55	10/22/2023	3,700,000	[d]	3,789,042
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	4,200,000	[d]	4,310,678
Dell International, Sr. Scd. Notes		6.02	6/15/2026	4,650,000	[d]	5,131,947
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	5,814,000		7,261,288
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	2,050,000		2,122,146
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. C		3.02	11/15/2021	2,443,043	[d]	2,444,962
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. D		4.18	3/15/2024	8,000,000	[d]	8,126,952
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		3.22	3/15/2023	13,050,000		13,101,322
Drive Auto Receivables Trust, Ser. 2018-2, Cl. C		3.63	8/15/2024	8,950,000		9,025,416
DT Auto Owner Trust, Ser. 2018-1A, Cl. B		3.04	1/18/2022	8,300,000	[d]	8,311,108
DT Auto Owner Trust, Ser. 2018-2A, Cl. C		3.67	3/15/2024	8,925,000	[d]	9,064,857
Duke Energy, Sr. Unscd. Notes		2.65	9/1/2026	2,800,000		2,768,183
Energy Transfer Operating, Gtd. Notes		4.20	4/15/2027	2,050,000		2,131,180
Energy Transfer Operating, Gtd. Notes		4.50	4/15/2024	2,000,000		2,128,672
Energy Transfer Operating, Gtd. Notes		5.25	4/15/2029	2,700,000		3,021,922
Energy Transfer Operating, Jr. Sub. Notes, Ser. A, 3 Month LIBOR +4.03%		6.25	2/15/2023	1,795,000		1,672,078
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2		2.13	5/22/2023	4,382,820	[d]	4,375,487
Exeter Automobile Receivables Trust, Ser. 2018-3A, Cl. B		3.46	10/17/2022	9,900,000	[d]	9,995,656
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K087, Cl. A2		3.77	12/1/2028	2,400,000	[f]	2,653,062

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
United States - 41.1% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K088, Cl. A2		3.69	1/1/2029	7,800,000	[f]	8,580,736
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K159, Cl. A2		3.95	11/1/2030	5,140,000	[f]	5,721,164
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2		3.37	7/1/2025	6,365,000	[f]	6,659,122
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, 1 Month LIBOR +.45%		2.88	8/25/2025	4,000,000	[c,f]	3,996,548
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/1/2027	7,689,359		7,872,020
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	4,280,000		5,084,058
First Data, Scd. Notes		5.75	1/15/2024	1,695,000	[d]	1,745,850
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	8,800,000		8,454,864
General Motors Financial, Gtd. Notes		2.35	10/4/2019	9,650,000		9,645,357
GM Financial Automobile Leasing Trust, Ser. 2018-2, Cl. C		3.50	4/20/2022	5,710,000		5,777,620
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. B		3.48	7/20/2022	4,715,000		4,797,201
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C		3.70	7/20/2022	7,960,000		8,103,283
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2		2.64	5/1/2049	4,200,000		4,218,470
HCA, Gtd. Notes		5.88	2/1/2029	1,625,000		1,783,438
HCA, Sr. Scd. Notes		6.50	2/15/2020	2,143,000		2,192,399
Hertz Fleet Lease Funding, Ser. 2018-1, Cl. A2		3.23	5/10/2032	8,800,000	[d]	8,843,965
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%		3.39	11/15/2036	8,585,000	[c,d]	8,608,064
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A, 1 Month LIBOR +.70%		3.09	1/15/2033	3,750,000	[c,d]	3,747,317
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%		3.44	1/15/2033	2,750,000	[c,d]	2,751,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
United States - 41.1% (continued)
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +1.00%		3.39	7/17/2037	6,835,901	[c,d]	6,828,412
Jackson National Life Global Funding, Scd. Notes		3.30	2/1/2022	3,140,000	[d]	3,212,896
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-C16, Cl. A3		3.88	12/1/2046	4,000,000		4,240,409
JPMorgan Chase & Co., Sr. Unscd. Notes		3.30	4/1/2026	6,525,000		6,769,106
Keurig Dr Pepper, Gtd. Notes		3.55	5/25/2021	3,200,000		3,268,560
Keurig Dr Pepper, Gtd. Notes		4.06	5/25/2023	2,500,000		2,625,424
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +.90%		3.42	11/25/2036	5,785	[c]	5,791
Kinder Morgan, Gtd. Notes		4.30	6/1/2025	1,950,000		2,084,381
Kraft Heinz Foods, Gtd. Notes	EUR	2.00	6/30/2023	5,300,000		6,380,579
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/2028	2,775,000		3,378,660
Kubota Credit Owner Trust, Ser. 2016-1A, Cl. A3		1.50	7/15/2020	955,536	[d]	953,979
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4		3.21	1/15/2025	17,600,000	[d]	18,081,994
Marsh & McLennan, Sr. Unscd. Bonds	EUR	1.98	3/21/2030	6,970,000		8,534,068
McDonald's, Sr. Unscd. Notes		2.20	5/26/2020	3,200,000		3,194,018
Mercedes-Benz Auto Lease Trust, Ser. 2019-A, Cl. A4		3.25	10/15/2024	4,000,000		4,078,500
Metropolitan Life Global Funding I, Sr. Scd. Notes		3.00	9/19/2027	5,475,000	[d]	5,569,158
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	3,070,000	[d]	3,311,763
Morgan Stanley, Sr. Unscd. Notes		4.00	7/23/2025	3,450,000		3,696,158
Morgan Stanley Capital I Trust, Ser. 2019-L2, Cl. A3		3.81	3/1/2052	9,750,000		10,590,588
Navient Private Education Refi Loan Trust, Ser. 2019-A, Cl. A1		3.03	1/15/2043	4,010,564	[d]	4,049,182
New York Life Global Funding, Scd. Notes		2.88	4/10/2024	8,000,000	[d]	8,182,445
NYT Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%		3.59	11/15/2035	7,500,000	[c,d]	7,544,865
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/2027	3,480,000		3,441,707
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. B		3.85	3/18/2026	1,926,237	[d]	1,931,747

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
United States - 41.1% (continued)
OSCAR US Funding Trust V, Ser. 2016-2A, Cl. A3	2.73	12/15/2020	3,021,138	[d]	3,021,360
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	1,600,000		1,649,865
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	1,525,000		1,586,984
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	1,400,000		1,482,475
Prime Security Services Borrower, Scd. Notes	9.25	5/15/2023	433,000	[d]	455,548
Prosper Marketplace Issuance Trust, Ser. 2018-2A, Cl. A	3.35	10/15/2024	4,435,385	[d]	4,452,093
Prudential Financial, Sr. Unscd. Notes	4.50	11/15/2020	4,000,000		4,122,685
Prudential Financial, Sr. Unscd. Notes	5.38	6/21/2020	2,200,000		2,265,458
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/2024	1,610,000	[d]	1,667,791
RMF Buyout Issuance Trust, Ser. 2018-1, Cl. A	3.44	11/25/2028	2,104,625	[d]	2,108,591
Santander Drive Auto Receivables Trust, Ser. 2015-5, Cl. D	3.65	12/15/2021	864,556		867,893
Santander Drive Auto Receivables Trust, Ser. 2018-2, Cl. C	3.35	7/17/2023	5,000,000		5,048,863
Santander Drive Auto Receivables Trust, Ser. 2018-3, Cl. C	3.51	8/15/2023	8,425,000		8,535,876
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	2,800,000	[d]	2,841,408
Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T	4.50	6/1/2057	6,281,936		6,603,065
Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D	4.00	3/1/2058	7,845,937		8,231,292
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/1/2058	10,831,129		11,231,955
Seasoned Loans Structured Transaction, Ser. 2018-2, Cl. A1	3.50	11/1/2028	10,203,746		10,635,940
Seasoned Loans Structured Transaction, Ser. 2019-1, Cl. A2	3.50	5/1/2029	5,000,000		5,240,504
SoFi Consumer Loan Program Trust, Ser. 2016-3, Cl. A	3.05	12/26/2025	203,425	[d]	204,375
Springleaf Funding Trust, Ser. 2016-AA, Cl. A	2.90	11/15/2029	6,455,026	[d]	6,462,108
Sprint Communications, Sr. Unscd. Notes	7.00	8/15/2020	1,455,000		1,511,381
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	8,375,000	[d]	8,710,000
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.10%	3.34	1/17/2035	18,172,542	[c,d]	18,175,446

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
United States - 41.1% (continued)
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/2027	4,575,000		4,715,377
Targa Resources Partners, Gtd. Bonds		5.13	2/1/2025	1,705,000		1,768,938
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	1,621,000	[d]	1,671,656
Tesla Auto Lease Trust, Ser. 2018-B, Cl. A		3.71	8/20/2021	5,793,964	[d]	5,881,854
The Boeing, Sr. Unscd. Notes		2.80	3/1/2024	2,065,000		2,100,908
The Boeing, Sr. Unscd. Notes		3.20	3/1/2029	1,280,000		1,321,475
The Goldman Sachs Group, Sr. Unscd. Notes		3.69	6/5/2028	4,200,000		4,341,048
The Southern, Sr. Unscd. Notes		3.25	7/1/2026	7,725,000		7,848,746
The Walt Disney, Gtd. Notes		3.70	10/15/2025	2,600,000	[d]	2,786,537
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A		2.59	11/1/2033	12,959,776	[d]	12,951,359
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A		2.93	1/1/2036	8,279,178	[d]	8,396,147
U.S. Treasury Bond		3.38	11/15/2048	119,705,000		140,735,204
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		0.50	4/15/2024	131,675,700	[b]	133,352,860
U.S. Treasury Note		2.88	11/30/2023	94,170,000		98,661,467
U.S. Treasury Note		3.13	11/15/2028	8,000,000		8,771,250
United Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/2030	2,775,000		3,612,059
Visa, Sr. Unscd. Notes		2.20	12/14/2020	6,150,000		6,161,155
Wells Fargo & Co., Sr. Unscd. Notes		3.00	4/22/2026	6,125,000		6,198,977
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A4		3.31	6/1/2052	8,200,000		8,445,426
Western Gas Partners, Sr. Unscd. Notes		4.50	3/1/2028	2,450,000		2,447,246
Western Midstream Operating, Sr. Unscd. Notes		4.65	7/1/2026	1,810,000		1,835,854
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. C		3.50	1/16/2024	8,575,000	[d]	8,677,492
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C		2.92	5/15/2023	5,150,000	[d]	5,166,103
Federal Home Loan Mortgage Corp.:
2.50%, 1/1/29				7,255,093	[f]	7,322,468
3.50%, 11/1/47				15,191,629	[f]	15,662,817
Federal National Mortgage Association:
4.00%				127,800,000	fg	132,046,261
3.50%, 8/1/56				7,633,398	[f]	7,842,138

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.0% (continued)
United States - 41.1% (continued)
4.00%, 9/1/42-1/1/57				14,311,354	[f]	15,066,739
4.50%, 6/1/51				7,605,212	[f]	8,095,015
Government National Mortgage Association II:
4.32%, 7/1/62				552,807		557,152
4.36%, 1/1/63				4,962,606		5,020,008
					1,312,597,504
Total Bonds and Notes (cost $3,081,088,415)				3,190,181,800
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1%
Call Options - .0%
Euro, Contracts 28,250,000 Barclays Capital	EUR	1.14	10/11/2019	28,250,000		453,125
Euro, Contracts 28,000,000 UBS Securities	EUR	1.16	12/6/2019	28,000,000		388,075
Euro, Contracts 28,000,000 Morgan Stanley	EUR	1.15	9/3/2019	28,000,000		183,319
Euro, Contracts 28,010,000 Citigroup	EUR	1.16	9/19/2019	28,010,000		168,864
					1,193,383
Put Options - .1%
Brazilian Real, Contracts 31,500,000 Morgan Stanley		3.70	9/12/2019	31,500,000		237,265
Brazilian Real, Contracts 7,800,000 UBS Securities		3.65	8/22/2019	7,800,000		26,212
Colombian Peso, Contracts 7,900,000 Merrill Lynch, Pierce, Fenner & Smith		3,035	7/11/2019	7,900,000		118
Hungarian Forint, Contracts 7,950,000 Barclays Capital		277.00	9/10/2019	7,950,000		45,813
Indian Rupee, Contracts 7,930,000 Barclays Capital		70.00	8/9/2019	7,930,000		106,781
Japanese Yen, Contracts 31,500,000 Barclays Capital		109.54	9/10/2019	31,500,000		791,030
Mexican Peso, Contracts 15,660,000 Citigroup		19.00	8/12/2019	15,660,000		99,061
Philippine Peso, Contracts 7,950,000 Barclays Capital		51.65	9/10/2019	7,950,000		90,214
Polish Zloty, Contracts 31,750,000 J.P. Morgan Securities		3.70	10/21/2019	31,750,000		418,120
Polish Zloty, Contracts 7,900,000 HSBC		3.65	9/3/2019	7,900,000		34,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1% (continued)
Put Options - .1% (continued)
Polish Zloty, Contracts 7,900,000 Merrill Lynch, Pierce, Fenner & Smith		3.67	8/22/2019	7,900,000		37,144
Russian Ruble, Contracts 8,000,000 UBS Securities		62.32	9/20/2019	8,000,000		47,207
South African Rand, Contracts 8,000,000 UBS Securities		14.00	9/20/2019	8,000,000		152,187
South African Rand, Contracts 8,000,000 Goldman Sachs		13.50	7/10/2019	8,000,000		2,724
South Korean Won, Contracts 7,900,000 J.P. Morgan Securities		1,110	7/10/2019	7,900,000		392
Swedish Krona Cross Currency, Contracts 6,900,000 Goldman Sachs	EUR	10.35	8/28/2019	6,900,000		12,020
U.S Treasury 10 Year September Future, Contracts 760		126.50	7/26/2019	76,000,000		106,875
U.S Treasury 10 Year September Future, Contracts 3,172		122.50	8/23/2019	317,200,000		148,688
U.S Treasury 5 Year September Future, Contracts 1,085		117.50	7/26/2019	108,500,000		161,055
					2,517,403
Total Options Purchased (cost $7,726,859)				3,710,786
Description	Annualized Yield (%)		Maturity Date	Principal Amount ($)
Short-Term Investments - 1.1%
U.S. Government Securities
U.S. Treasury Bill (cost $35,850,972)		2.17	11/7/2019	36,130,000	[h,i]	35,864,919
	1-Day Yield (%)			Shares
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $82,923,299)		2.29		82,923,299	j	82,923,299

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,477,540)	2.29	3,477,540	[j] 3,477,540
Total Investments (cost $3,211,067,085)		103.9%	3,316,158,344
Liabilities, Less Cash and Receivables		(3.9%)	(123,921,521)
Net Assets		100.0%	3,192,236,823

BADLAR—Buenos Aires Interbank Offer Rate

BBSW—Bank Bill Swap Rate

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIO—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $738,118,505 or 23.12% of net assets.

e Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $3,292,344 and the value of the collateral held by the fund was $3,477,540.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Purchased on a forward commitment basis.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Foreign Governmental	38.6
U.S. Government Securities	13.1
Asset-Backed Ctfs./Auto Receivables	8.1
Banks	6.4
U.S. Government Agencies Mortgage-Backed	6.0
Commercial Mortgage Pass-Through Ctfs.	5.7
Supranational Bank	5.1
Asset-Backed Certificates	3.7
Investment Companies	2.7
Energy	1.9
Health Care	1.8
Insurance	1.5
Asset-Backed Ctfs./Credit Cards	1.2
Real Estate	1.0
Telecommunication Services	.8
Diversified Financials	.6
Utilities	.6
Automobiles & Components	.6
Chemicals	.5
Technology Hardware & Equipment	.5
Retailing	.4
Food Products	.4
Internet Software & Services	.4
Beverage Products	.3
Media	.3
Industrials	.3
Agriculture	.2
Aerospace & Defense	.2
Information Technology	.2
Metals & Mining	.2
Commercial & Professional Services	.2
Forest Products & Other	.1
Asset-Backed Ctfs./Student Loans	.1
Options Purchased	.1
Materials	.1
103.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales ($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	50,195,156	826,713,234	793,985,091	82,923,299	2.6	783,375
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Plus Money Market Fund	28,724,069	190,743,672	215,990,201	3,477,540.1		-
Total	78,919,225	1,017,456,906	1,009,975,292	86,400,839	2.7	783,375

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

STATEMENT OF FUTURES
June 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	101	9/19	10,067,867[a]	10,185,807	117,940
Australian 3 Year Bond	596	9/19	47,984,202[a]	48,117,511	133,309
Canadian 10 Year Bond	92	9/19	10,032,108[a]	10,041,281	9,173
Euro BTP Italian Government Bond	123	9/19	17,968,341[a]	18,783,641	815,300
Euro-Bobl	716	9/19	108,925,139[a]	109,456,154	531,015
Long Gilt	145	9/19	24,076,780[a]	23,993,800	(82,980)
Long Term French Government Future	274	9/19	50,308,696[a]	51,367,788	1,059,092
U.S. Treasury 10 Year Notes	213	9/19	26,563,797	27,257,344	693,547
U.S. Treasury 5 Year Notes	249	9/19	29,005,502	29,420,906	415,404
U.S. Treasury Ultra Long Bond	1	9/19	177,221	177,563	342
Ultra 10 Year U.S. Treasury Notes	209	9/19	28,822,176	28,868,125	45,949
Futures Short
Euro 30 Year Bond	24	9/19	5,300,321[a]	5,537,222	(236,901)
Euro-Bond	373	9/19	72,230,439[a]	73,265,650	(1,035,211)
Euro-Schatz	9	9/19	1,146,752[a]	1,149,113	(2,361)
Japanese 10 Year Bond	57	9/19	81,115,687[a]	81,337,940	(222,253)
U.S. Treasury 2 Year Notes	91	9/19	19,455,383	19,581,352	(125,969)
Gross Unrealized Appreciation				3,821,071
Gross Unrealized Depreciation				(1,705,675)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Brazilian Real Contracts 7,800,000, UBS Securities	4.1	8/22/19	7,800,000		(37,940)
Colombian Peso Contracts 7,900,000, Merrill Lynch, Pierce, Fenner & Smith	3,250	7/11/19	7,900,000		(25,926)
Hungarian Forint Contracts 7,950,000, Barclays Capital	288	9/10/19	7,950,000		(58,114)
Indian Rupee Contracts 7,930,000, Barclays Capital	75.7	8/9/19	7,930,000		(231)
Mexican Peso Contracts 15,660,000, Citigroup	21.2	8/12/19	15,660,000		(12,397)
Philippine Peso Contracts 7,950,000, Barclays Capital	53.2	9/10/19	7,950,000		(9,371)
Polish Zloty Contracts 7,900,000, HSBC	3.95	9/3/19	7,900,000		(10,056)
Polish Zloty Contracts 7,900,000, Merrill Lynch, Pierce, Fenner & Smith	4	8/22/19	7,900,000		(3,993)
Russian Ruble Contracts 8,000,000, UBS Securities	68	9/20/19	8,000,000		(33,207)
South African Rand Contracts 8,000,000, Goldman Sachs	14.9	7/10/19	8,000,000		(5,110)
South African Rand Contracts 8,000,000, UBS Securities	15.3	9/20/19	8,000,000		(69,056)
South Korean Won Contracts 7,900,000, J.P. Morgan Securities	1,170	7/10/19	7,900,000		(17,970)
Swedish Krona Cross Currency Contracts 6,900,000, Goldman Sachs	10.9	8/28/19	6,900,000	EUR	(7,483)
Total Options Written (premiums received $1,115,871)					(290,854)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
United States Dollar	84,198,345	New Zealand Dollar	129,135,000	7/31/19	(2,620,905)
United States Dollar	15,320,300	South African Rand	220,980,000	8/6/19	(290,780)
Brazilian Real	26,540,000	United States Dollar	6,917,313	8/2/19	(28,663)
United States Dollar	25,223,575	Mexican Peso	488,620,000	8/6/19	(66,093)
United States Dollar	10,533,268	Russian Ruble	696,960,000	8/6/19	(425,096)
Colombian Peso	13,637,200,000	United States Dollar	4,148,577	8/6/19	83,219
Chilean Peso	1,805,180,000	United States Dollar	2,635,992	8/6/19	29,233
United States Dollar	16,138,802	Philippine Peso	849,950,000	8/6/19	(423,436)
Indian Rupee	250,000,000	United States Dollar	3,525,099	8/6/19	78,773
Citigroup
United States Dollar	52,460,439	South Korean Won	61,721,805,000	8/6/19	(1,058,022)
United States Dollar	6,405,576	Peruvian Nuevo Sol	21,230,000	7/12/19	(37,987)
United States Dollar	11,830,239	Singapore Dollar	16,300,000	8/6/19	(225,499)
United States Dollar	15,487,202	Hungarian Forint	4,500,000,000	8/6/19	(391,969)
United States Dollar	27,305,027	Canadian Dollar	35,890,000	7/31/19	(122,677)
United States Dollar	130,712,618	Euro	114,420,000	7/31/19	241,256
United States Dollar	17,393,390	Peruvian Nuevo Sol	58,000,000	8/2/19	(193,361)
United States Dollar	6,240,713	Peruvian Nuevo Sol	21,000,000	8/21/19	(122,233)
Czech Koruna	288,600,000	United States Dollar	12,590,744	8/6/19	325,121
Argentine Peso	97,680,000	United States Dollar	2,010,221	7/1/19	277,994
United States Dollar	2,049,088	Argentine Peso	97,680,000	7/1/19	(239,127)
United States Dollar	7,177,836	Russian Ruble	470,000,000	8/6/19	(212,016)
Deutsche Bank
South Korean Won	37,397,500,000	United States Dollar	32,317,231	7/1/19	74,377

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs
Chilean Peso	5,465,600,000	United States Dollar	7,999,415	8/6/19	70,170
Euro	5,300,000	United States Dollar	6,049,452	7/31/19	(5,944)
United States Dollar	176,813,815	Euro	154,795,000	7/31/19	303,462
Mexican Peso	985,000,000	United States Dollar	50,167,790	8/6/19	813,183
HSBC
United States Dollar	20,538,455	Canadian Dollar	26,870,000	7/31/19	3,977
Czech Koruna	404,250,000	United States Dollar	17,637,280	8/6/19	454,329
United States Dollar	31,078,872	Mexican Peso	600,000,000	8/6/19	24,473
United States Dollar	54,004,860	Chinese Yuan Renminbi	373,500,000	8/6/19	(350,480)
New Zealand Dollar	19,510,000	United States Dollar	12,863,688	7/31/19	253,155
South African Rand	118,430,000	United States Dollar	7,938,645	8/6/19	427,814
Swedish Krona	214,295,000	United States Dollar	22,548,975	7/31/19	587,242
Canadian Dollar	26,872,336	United States Dollar	20,526,419	7/3/19	(3,674)
Norwegian Krone	40,210,000	United States Dollar	4,611,113	7/31/19	107,851
Chilean Peso	5,534,400,000	United States Dollar	8,097,147	8/6/19	74,016
J.P. Morgan Securities
United States Dollar	34,039,547	Hong Kong Dollar	265,100,000	4/14/20	32,175
Brazilian Real	26,460,000	United States Dollar	6,899,609	8/2/19	(31,724)
United States Dollar	8,209,977	Romanian Leu	35,000,000	8/6/19	(210,055)
United States Dollar	318,314,295	Euro	278,625,000	7/31/19	602,502
Hungarian Forint	4,900,000,000	United States Dollar	17,072,071	8/6/19	218,582
United States Dollar	22,831,064	Hungarian Forint	6,523,520,000	8/6/19	(188,511)
Singapore Dollar	16,300,000	United States Dollar	11,927,585	8/6/19	128,153
United States Dollar	24,025,565	Singapore Dollar	32,780,000	8/6/19	(219,043)
United States Dollar	7,972,263	Russian Ruble	515,925,000	8/6/19	(139,672)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities (continued)
United States Dollar	5,131,344	Japanese Yen	550,000,000	7/31/19	16,691
Merrill Lynch, Pierce, Fenner & Smith
Australian Dollar	5,740,000	United States Dollar	4,029,354	7/31/19	5,166
United States Dollar	10,268,444	Australian Dollar	14,760,000	7/31/19	(106,036)
United States Dollar	15,505,050	Thai Baht	482,140,000	8/6/19	(231,708)
Canadian Dollar	7,880,000	United States Dollar	6,014,119	7/31/19	7,901
United States Dollar	383,486	Euro	340,000	7/31/19	(4,211)
United States Dollar	4,021,782	Australian Dollar	5,735,080	7/2/19	(5,088)
Morgan Stanley
New Zealand Dollar	19,590,000	United States Dollar	13,096,052	7/31/19	74,576
Brazilian Real	38,565,000	United States Dollar	9,449,890	8/2/19	559,936
United States Dollar	412,174,465	Japanese Yen	44,566,158,000	7/31/19	(2,262,697)
United States Dollar	14,431,874	Mexican Peso	280,000,000	8/6/19	(60,179)
United States Dollar	8,838,045	Malaysian Ringgit	36,890,000	8/6/19	(83,490)
Australian Dollar	5,850,000	United States Dollar	4,092,081	7/31/19	19,755
United States Dollar	71,758,602	British Pound	56,385,000	7/31/19	31,727
UBS Securities
Euro	48,610,000	United States Dollar	55,381,325	7/31/19	47,909
United States Dollar	10,210,219	Euro	9,000,000	7/31/19	(52,342)
United States Dollar	79,881,927	Canadian Dollar	105,000,000	7/31/19	(360,729)
United States Dollar	25,202,959	South Korean Won	29,437,560,000	8/6/19	(322,103)
United States Dollar	55,249,641	Euro	48,611,284	7/2/19	(45,134)
Gross Unrealized Appreciation					5,974,718
Gross Unrealized Depreciation					(11,140,684)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
HUF - 6 Month Budapest Interbank Offered rate	HUF Fixed at 2.34	5/22/29	17,598,895	(761,733)
HUF - 6 Month Budapest Interbank Offered rate	HUF Fixed at 2.465	1/14/29	17,950,873	(1,169,528)
HUF - 6 Month Budapest Interbank Offered rate	HUF Fixed at 2.3207	2/18/29	17,089,583	(830,524)
Gross Unrealized Depreciation				(2,761,785)

HUF—Hungarian Forint

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,292,344)—Note 1(c):
Unaffiliated issuers	3,124,666,246	3,229,757,505
Affiliated issuers	86,400,839	86,400,839
Cash		765,481
Cash denominated in foreign currency	12,415,127	12,491,043
Receivable for investment securities sold		122,361,653
Dividends, interest and securities lending income receivable		15,465,266
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		5,974,718
Receivable for shares of Beneficial Interest subscribed		4,644,557
Cash collateral held by broker—Note 4		3,675,985
Receivable for futures variation margin—Note 4		74,673
Prepaid expenses		126,652
		3,481,738,372
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,271,704
Payable for investment securities purchased		268,549,912
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		11,140,684
Payable for shares of Beneficial Interest redeemed		4,255,905
Liability for securities on loan—Note 1(c)		3,477,540
Outstanding options written, at value (premiums received $1,115,871)—Note 4		290,854
Payable for swap variation margin—Note 4		76,655
Trustees fees and expenses payable		48,374
Unrealized depreciation on foreign currency transactions		10,407
Accrued expenses		379,514
		289,501,549
Net Assets ($)		3,192,236,823
Composition of Net Assets ($):
Paid-in capital		3,179,356,963
Total distributable earnings (loss)		12,879,860
Net Assets ($)		3,192,236,823

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	127,575,781	60,783,929	2,724,600,895	279,276,218
Shares Outstanding	5,898,164	2,849,424	125,586,183	12,862,646
Net Asset Value Per Share ($)	21.63	21.33	21.70	21.71

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Interest (net of $125,805 foreign taxes withheld at source)	37,627,562
Dividends from affiliated issuers	783,375
Income from securities lending—Note 1(c)	34,783
Total Income	38,445,720
Expenses:
Investment advisory fee—Note 3(a)	6,270,370
Shareholder servicing costs—Note 3(c)	1,209,246
Distribution fees—Note 3(b)	232,622
Trustees’ fees and expenses—Note 3(d)	153,359
Administration fee—Note 3(a)	132,381
Prospectus and shareholders’ reports	106,698
Professional fees	82,474
Registration fees	68,608
Custodian fees—Note 3(c)	47,710
Loan commitment fees—Note 2	25,190
Miscellaneous	82,197
Total Expenses	8,410,855
Investment Income—Net	30,034,865
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(41,163,433)
Net realized gain (loss) on options transactions	(3,553,638)
Net realized gain (loss) on futures	11,881,304
Net realized gain (loss) on swap agreements	(8,736,000)
Net realized gain (loss) on forward foreign currency exchange contracts	3,809,851
Net Realized Gain (Loss)	(37,761,916)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	194,305,139
Net unrealized appreciation (depreciation) on options transactions	(165,973)
Net unrealized appreciation (depreciation) on futures	(5,142,727)
Net unrealized appreciation (depreciation) on swap agreements	2,297,115
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	13,063,317
Net Unrealized Appreciation (Depreciation)	204,356,871
Net Realized and Unrealized Gain (Loss) on Investments	166,594,955
Net Increase in Net Assets Resulting from Operations	196,629,820

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	30,034,865	94,181,329
Net realized gain (loss) on investments	(37,761,916)	(1,893,157)
Net unrealized appreciation (depreciation) on investments	204,356,871	(124,460,858)
Net Increase (Decrease) in Net Assets Resulting from Operations	196,629,820	(32,172,686)
Distributions ($):
Distributions to shareholders:
Class A	-	(5,260,052)
Class C	-	(2,194,803)
Class I	-	(107,843,590)
Class Y	-	(10,297,135)
Total Distributions	-	(125,595,580)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	16,645,611	62,703,908
Class C	2,753,616	13,983,310
Class I	498,307,139	1,365,109,863
Class Y	32,724,038	80,602,938
Distributions reinvested:
Class A	-	4,383,971
Class C	-	1,988,077
Class I	-	91,848,743
Class Y	-	9,356,331
Cost of shares redeemed:
Class A	(37,384,890)	(94,755,909)
Class C	(10,550,893)	(26,321,176)
Class I	(611,453,065)	(1,342,003,488)
Class Y	(29,504,460)	(67,314,645)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(138,462,904)	99,581,923
Total Increase (Decrease) in Net Assets	58,166,916	(58,186,343)
Net Assets ($):
Beginning of Period	3,134,069,907	3,192,256,250
End of Period	3,192,236,823	3,134,069,907

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	794,908	2,957,156
Shares issued for distributions reinvested	-	213,943
Shares redeemed	(1,776,395)	(4,489,282)
Net Increase (Decrease) in Shares Outstanding	(981,487)	(1,318,183)
Class Ca
Shares sold	133,329	665,360
Shares issued for distributions reinvested	-	98,096
Shares redeemed	(510,672)	(1,258,961)
Net Increase (Decrease) in Shares Outstanding	(377,343)	(495,505)
Class Ib
Shares sold	23,777,324	64,264,792
Shares issued for distributions reinvested	-	4,468,305
Shares redeemed	(29,172,442)	(63,522,296)
Net Increase (Decrease) in Shares Outstanding	(5,395,118)	5,210,801
Class Yb
Shares sold	1,560,360	3,781,585
Shares issued for distributions reinvested	-	455,088
Shares redeemed	(1,409,047)	(3,167,246)
Net Increase (Decrease) in Shares Outstanding	151,313	1,069,427

[a]During the period ended December 31, 2018, 686 Class C shares representing $14,401 were automatically converted to 680 Class A shares.

[b]During the period ended June 30, 2019, 5,533 Class A shares representing $116,521 were exchanged for 5,520 Class I shares and 370 Class Y shares representing $7,643 were exchanged for 370 Class I shares and during the period ended December 31, 2018, 6,660 Class A shares representing $141,044 were exchanged for 6,647 Class I shares and 26,329 Class Y shares representing $547,886 were exchanged for 26,342 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	June 30, 2019	Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	20.35	21.35	21.03	21.03	21.69	21.14
Investment Operations:
Investment income—net[a]	.17	.53	.38	.26	.37	.44
Net realized and unrealized gain (loss) on investments	1.11	(.77)	.47	.18	(.50)	1.15
Total from Investment Operations	1.28	(.24)	.85	.44	(.13)	1.59
Distributions:
Dividends from investment income—net	-	(.76)	(.42)	(.32)	(.41)	(.73)
Dividends from net realized gain on investments	-	-	(.11)	(.12)	(.12)	(.31)
Total Distributions	-	(.76)	(.53)	(.44)	(.53)	(1.04)
Net asset value, end of period	21.63	20.35	21.35	21.03	21.03	21.69
Total Return (%)[b]	6.29[c]	(1.13)	4.04	2.12	(.61)	7.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[d]	.82	.84	.81	.82	.89
Ratio of net expenses to average net assets	.77[d]	.82	.84	.81	.82	.89
Ratio of net investment income to average net assets	1.65[d]	2.50	1.87	1.20	1.68	2.06
Portfolio Turnover Rate	80.65[c,e]	99.05	95.96	125.98	178.07	180.28
Net Assets, end of period ($ x 1,000)	127,576	139,986	175,020	326,654	264,829	122,987

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended June 30, 2019 was 71.02%.

See notes to financial statements.

Six Months Ended
Class C Shares	June 30, 2019	Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	20.14	21.22	20.94	20.95	21.63	21.06
Investment Operations:
Investment income—net[a]	.09	.38	.24	.10	.21	.28
Net realized and unrealized gain (loss) on investments	1.10	(.78)	.45	.18	(.49)	1.14
Total from Investment Operations	1.19	(.40)	.69	.28	(.28)	1.42
Distributions:
Dividends from investment income—net	-	(.68)	(.30)	(.17)	(.28)	(.54)
Dividends from net realized gain on investments	-	-	(.11)	(.12)	(.12)	(.31)
Total Distributions	-	(.68)	(.41)	(.29)	(.40)	(.85)
Net asset value, end of period	21.33	20.14	21.22	20.94	20.95	21.63
Total Return (%)[b]	5.86[c]	(1.82)	3.29	1.37	(1.34)	6.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.54[d]	1.54	1.56	1.55	1.55	1.65
Ratio of net expenses to average net assets	1.54[d]	1.54	1.56	1.55	1.55	1.65
Ratio of net investment income to average net assets	.88[d]	1.80	1.15	.47	.95	1.29
Portfolio Turnover Rate	80.65[c,e]	99.05	95.96	125.98	178.07	180.28
Net Assets, end of period ($ x 1,000)	60,784	65,001	78,980	98,626	77,460	27,989

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended June 30, 2019 was 71.02%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	June 30, 2019	Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	20.38	21.38	21.06	21.06	21.71	21.17
Investment Operations:
Investment income—net[a]	.20	.60	.47	.32	.43	.51
Net realized and unrealized gain (loss) on investments	1.12	(.78)	.44	.18	(.48)	1.14
Total from Investment Operations	1.32	(.18)	.91	.50	(.05)	1.65
Distributions:
Dividends from investment income—net	-	(.82)	(.48)	(.38)	(.48)	(.80)
Dividends from net realized gain on investments	-	-	(.11)	(.12)	(.12)	(.31)
Total Distributions	-	(.82)	(.59)	(.50)	(.60)	(1.11)
Net asset value, end of period	21.70	20.38	21.38	21.06	21.06	21.71
Total Return (%)	6.38[b]	(.79)	4.35	2.41	(.28)	7.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.52	.53	.52	.52	.59
Ratio of net expenses to average net assets	.51[c]	.52	.53	.52	.52	.59
Ratio of net investment income to average net assets	1.91[c]	2.82	2.18	1.50	1.99	2.35
Portfolio Turnover Rate	80.65[b,d]	99.05	95.96	125.98	178.07	180.28
Net Assets, end of period ($ x 1,000)	2,724,601	2,669,871	2,689,270	2,182,666	1,610,590	627,638

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended June 30, 2019 was 71.02%.

See notes to financial statements.

	Six Months Ended
Class Y Shares	June 30, 2019	Year Ended December 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	20.39	21.39	21.06	21.06	21.71	21.17
Investment Operations:
Investment income—net[a]	.21	.61	.48	.33	.44	.54
Net realized and unrealized gain (loss) on investments	1.11	(.78)	.45	.18	(.49)	1.12
Total from Investment Operations	1.32	(.17)	.93	.51	(.05)	1.66
Distributions:
Dividends from investment income—net	-	(.83)	(.49)	(.39)	(.48)	(.81)
Dividends from net realized gain on investments	-	-	(.11)	(.12)	(.12)	(.31)
Total Distributions	-	(.83)	(.60)	(.51)	(.60)	(1.12)
Net asset value, end of period	21.71	20.39	21.39	21.06	21.06	21.71
Total Return (%)	6.42[b]	(.75)	4.43	2.46	(.29)	7.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[c]	.45	.48	.46	.48	.54
Ratio of net expenses to average net assets	.45[c]	.45	.48	.46	.48	.54
Ratio of net investment income to average net assets	1.99[c]	2.87	2.23	1.55	2.03	2.41
Portfolio Turnover Rate	80.65[b,d]	99.05	95.96	125.98	178.07	180.28
Net Assets, end of period ($ x 1,000)	279,276	259,212	248,986	120,581	82,283	27,897

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended June 30, 2019 was 71.02%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Fixed Income Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Investments Corporation (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus/Standish Global Fixed Income Fund to BNY Mellon Global Fixed Income Fund and the Trust changed its name from Dreyfus Investment Funds to BNY Mellon Investment Funds I. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	409,860,896	-	409,860,896
Commercial Mortgage-Backed	-	189,648,465	-	189,648,465
Corporate Bonds	-	784,331,186	-	784,331,186
Foreign Government	-	1,233,207,874	-	1,233,207,874
Investment Companies	86,400,839	-	-	86,400,839
U.S. Government Agencies/ Mortgage-Backed	-	191,612,598	-	191,612,598
U.S. Treasury	-	417,385,700	-	417,385,700
Other Financial Instruments:
Futures†	3,821,071	-	-	3,821,071
Options Purchased	416,618	3,294,168	-	3,710,786
Forward Foreign Currency Exchange Contracts†	-	5,974,718	-	5,974,718
Liabilities ($)
Other Financial Instruments:
Futures†	(1,705,675)	-	-	(1,705,675)
Options Written	-	(290,854)	-	(290,854)
Forward Foreign Currency Exchange Contracts†	-	(11,140,684)	-	(11,140,684)
Swaps†	-	(2,761,785)	-	(2,761,785)

†  Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $8,322 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry or country.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $77,082,158 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2018. The fund has $49,112,894 of short-term capital losses and $27,969,264 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $125,595,580. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’ costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $132,381 during the period ended June 30, 2019.

During the period ended June 30, 2019, the Distributor retained $4,250 from commissions earned on sales of the fund’s Class A shares and $5,054 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2019, Class C shares were charged $232,622 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2019, Class A and Class C shares were charged $169,955 and $77,541, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $27,767 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $47,710 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $1,045,585, administration fees $21,669, Distribution Plan fees $37,655, Shareholder Services Plan fees $39,287, custodian fees $113,461, Chief Compliance Officer fees $2,347 and transfer agency fees $11,700.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts, and swap agreements, during the period ended June 30, 2019, amounted to $2,519,863,244 and $2,509,037,023, respectively, of which $300,191,387 in purchases and $299,581,225 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2019 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at June 30, 2019 are set forth in Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default. Interest rate swaps open at June 30, 2019 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At June 30, 2019, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2019 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	4,237,689	[1,2]	Interest rate risk	(4,467,460)	[1,3]
Foreign exchange risk	9,268,886	[2,4]	Foreign exchange risk	(11,431,538)	[4,5]
Gross fair value of derivative contracts	13,506,575			(15,898,998)

Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.

[3]Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap
Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[4]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2019 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	11,881,304		1,500,840		-		(8,037,038)		5,345,106
Foreign exchange	-		(5,054,478)		3,809,851		-		(1,244,627)
Credit	-		-		-		(698,962)		(698,962)
Total	11,881,304		(3,553,638)		3,809,851		(8,736,000)		3,401,517

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(5,142,727)		(2,675,686)		-		2,397,942		(5,420,471)
Foreign exchange	-		2,509,713		13,063,317		-		15,573,030
Credit	-		-		-		(100,827)		(100,827)
Total	(5,142,727)		(165,973)		13,063,317		2,297,115		10,051,732

Statement of Operations location:
[1]Net realized gain (loss) on futures.
[2]Net realized gain (loss) on options transactions.
[3]Net realized gain (loss) on forward foreign currency exchange contracts.
[4]Net realized gain (loss) on swap agreements.
[5]Net unrealized appreciation (depreciation) on futures.
[6]Net unrealized appreciation (depreciation) on options transactions.
[7]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	3,821,071	(1,705,675)
Options	3,710,786	(290,854)
Forward contracts	5,974,718	(11,140,684)
Swaps	-	(2,761,785)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	13,506,575	(15,898,998)
Derivatives not subject to
Master Agreements	(4,237,689)	4,467,460
Total gross amount of assets
and liabilities subject to
Master Agreements	9,268,886	(11,431,538)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2019:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Capital	1,678,188		(1,678,188)	-		-
Citigroup	1,112,296		(1,112,296)	-		-
Deutsche Bank	74,377		-	-		74,377
Goldman Sachs International	1,201,559		(18,537)	(1,183,022)		-
HSBC	1,967,354		(364,210)	(1,603,144)		-
J.P. Morgan Securities	1,416,615		(806,975)	(609,640)		-
Merrill Lynch, Pierce, Fenner & Smith	50,329		(50,329)	-		-
Morgan Stanley	1,106,578		(1,106,578)	-		-
UBS Securities	661,590		(661,590)	-		-
Total	9,268,886		(5,798,703)	(3,395,806)		74,377

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Barclays Capital	(3,922,689)		1,678,188	415,000		(1,829,501)
Citigroup	(2,615,288)		1,112,296	1,502,992		-
Goldman Sachs International	(18,537)		18,537	-		-
HSBC	(364,210)		364,210	-		-
J.P. Morgan Securities	(806,975)		806,975	-		-
Merrill Lynch, Pierce, Fenner & Smith	(376,962)		50,329	326,633		-
Morgan Stanley	(2,406,366)		1,106,578	1,299,788		-
UBS Securities	(920,511)		661,590	258,921		-
Total	(11,431,538)		5,798,703	3,803,334		(1,829,501)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2019:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Average Market Value ($)
Interest rate futures	1,230,393,732
Interest rate options contracts	413,820
Foreign currency options contracts	3,179,605
Forward contracts	2,099,788,683

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2019:

Average Notional Value ($)
Interest rate swap agreements	70,509,754
Credit default swap agreements	26,033,028

At June 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $100,103,921, consisting of $127,825,054 gross unrealized appreciation and $27,721,133 gross unrealized depreciation.

At June 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY, SUB–INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 27-28, 2019, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (together, the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the performance of the fund’s Class A shares and Class I shares with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2018, and (2) the fund’s actual and contractual management fees and the total expenses of the fund’s Class A shares and Class I shares with those of a group of comparable funds (the “Expense Group”) and with a broader

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY, SUB–INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Comparisons for Class I shares were included at the request of the Adviser in order to provide the board with the complete history of the fund, since Class A shares total return performance comparisons were only provided for periods up to five years but total return performance comparisons for Class I shares were provided for periods up to ten years. The Adviser previously had furnished the Board with a description of the methodology Broadridge typically uses to select Performance Groups and Performance Universes and Expense Groups and Expense Universes, and a brief explanation of the composition of the Performance Group, Performance Universe, Expense Group and Expense Universe used for the Class A shares and Class I shares was provided with the comparisons.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser, its affiliates and/or the Subadviser the results of the comparisons and considered that the total return performance for Class A shares and Class I shares was at or below the Performance Group medians for all periods, except the one- and five-year periods when Class I shares performance was above the Performance Group medians, and the total return performance for Class A shares and Class I shares was above the Performance Universe medians for all periods except the two- and three-year periods when it was below the Performance Universe medians and the four-year period when Class A shares performance was below the Performance Universe median. The Board also considered that the yield performance for Class A shares was below the Performance Group median for seven of the nine one-year periods ended December 31st and at or above the Performance Universe median for five of the one-year periods and that the yield performance for Class I shares was at or above the Performance Group median for five of the ten one-year periods ended December 31st and at or above the Performance Universe medians for eight of the one-year periods. The Adviser also provided a comparison of the Class I shares calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and the total expenses for Class A shares and Class I shares were below the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that, in connection with the Administration Agreement and its related fees, the Adviser has contractually agreed to waive any fees to the extent that such fees exceed the Advisers’ cost in providing the services contemplated under the Administration Agreement.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY, SUB–INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance, particularly in light of the improved performance in the most recent one-year period.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Global Fixed Income Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DHGAX Class C: DHGCX Class I: SDGIX Class Y: DSDYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6940SA0619

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      August 26, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      August 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)